Other Comprehensive (Loss) Income	12 Months Ended
Mar. 31, 2011
Other Comprehensive (Loss) Income [Abstract]
OTHER COMPREHENSIVE (LOSS) INCOME
15.	OTHER COMPREHENSIVE (LOSS) INCOME
The changes in the components of accumulated other comprehensive income (loss) including amounts attributable to noncontrolling interests were as follows:

	Millions of Yen
	2011			2010			2009
		Tax						Tax
	Pre-Tax	(Expense)	Net	Pre-Tax	Tax	Net	Pre-Tax	(Expense)	Net
	Amount	Credit	Amount	Amount	Expense	Amount	Amount	Credit	Amount

Foreign currency translation adjustments	¥(3,003)	¥88	¥(2,915)	¥870	¥(75)	¥795	¥(9,402)	¥692	¥(8,710)
Unrealized (loss) gain on securities:
Amount arising during the year	(2,843)	1,170	(1,673)	4,319	(1,735)	2,584	(10,092)	4,030	(6,062)
Reclassification adjustments	1,014	(413)	601	1,293	(526)	767	1,828	(744)	1,084

Net unrealized (loss) gain	(1,829)	757	(1,072)	5,612	(2,261)	3,351	(8,264)	3,286	(4,978)

Pension liability adjustment:
Amount arising during the year	(933)	380	(553)	1,575	(641)	934	(6,800)	2,768	(4,032)
Reclassification adjustment	564	(230)	334	1,123	(457)	666	228	(93)	135

Net unrealized (loss) gain	(369)	150	(219)	2,698	(1,098)	1,600	(6,572)	2,675	(3,897)

Other comprehensive (loss) income	¥(5,201)	¥995	¥(4,206)	¥9,180	¥(3,434)	¥5,746	¥(24,238)	¥6,653	¥(17,585)

	Thousands of U.S. Dollars
	2011
		Tax
	Pre-Tax	(Expense)	Net
	Amount	Credit	Amount

Foreign currency translation adjustments	$(36,286)	$1,063	$(35,223)
Unrealized loss on securities:
Amount arising during the year	(34,352)	14,137	(20,215)
Reclassification adjustments	12,252	(4,990)	7,262

Net unrealized loss	(22,100)	9,147	(12,953)

Pension liability adjustment:
Amount arising during the year	(11,274)	4,592	(6,682)
Reclassification adjustment	6,816	(2,780)	4,036

Net unrealized loss	(4,458)	1,812	(2,646)

Other comprehensive loss	$(62,844)	$12,022	$(50,822)